Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure
Schedule of Debt

Years Ending December 31,		Total
2013		$174,648
2014	(b)	631,345
2015		240,681
2016		87,223
2017		125,999
Thereafter through 2037		725,257
		1,985,153
Unamortized discount		(16,756)
Total		$1,968,397